DEBT	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
DEBT
10.	DEBT

The Company’s debt balances consist of the following:

	December 31, 2018	December 31, 2017
Senior secured convertible notes	$—	$27,087
Loan payable	511	531
Seller’s notes	15,124	—
Total debt	15,635	27,618
Less: current portion of debt	15,144	20
Total long-term debt	$491	$27,598

Senior secured convertible notes

Between June and November of 2017, HSCP issued senior secured convertible notes (the “Notes”) for a total principal amount of $31,294. The Notes had a maturity date of November 15, 2020 but contained a conversion option which was mandatorily triggered upon a public offering event. The conversion option was classified as a derivative liability and recognized at FVTPL. Interest payable on the outstanding principal accrued at a rate of 10% per annum, payable quarterly in cash or additional Class A membership units of HSCP, at the election of the holders of the Notes.

In connection with the issuance of the Notes, the Company issued warrants to purchase such number of HSCP Class A membership units equal to 150% of the principal amount of the Notes for a total of approximately $47,000. The warrants were classified as a derivative liability and recognized at FVTPL, as the number of units to be issued was not fixed and would be determined by the price per unit at the time of a public offering event. At the time of the RTO, a public offering event, the warrants were reclassified to equity as discussed below.

The interest expense related to the Notes during the years ended December 31, 2018 and 2017 consists of the following:

	Year Ended December 31,
	2018	2017
Cash interest	$869	$456
PIK interest	1,912	605
Accretion (1)	2,669	382
Total interest expense	$5,450	$1,443

(1) Accretion includes amortization of the discount related to the original issue discount, warrant, conversion option and certain issuance costs allocated to convertible debt.

In connection with the RTO, the Notes mandatorily converted to 6,473 Class A membership units at the time of the RTO, and the Company issued 1,878 warrants to purchase Pubco shares at $25 per share, which expire on November 14, 2021, 3 years from the date of a public offering event.

A reconciliation of the beginning and ending balances of the Notes is as follows:

Notes
December 31, 2016	$—
Issuance	26,705
Accretion	382
December 31, 2017	$27,087
Accretion	2,669
Conversion to equity	(29,756)
December 31, 2018	$—

In addition to the warrants issued with respect to the convertible debt, the Company issued 223 warrants valued at $1,284 and expiring in 6 months to former investors in FLW in connection with the Company’s withdrawal (see Note 6 for further discussion), as well as 158 warrants valued at $1,862 and expiring in 2 years issued to brokers for services performed in connection with the RTO.

The fair value of the conversion option was remeasured at RTO, taking into consideration the fair value of $25 per share issued at RTO and the $4.8341 conversion rate of the Notes.

The fair value of the warrants were remeasured using a Black-Scholes model with a Monte Carlo simulation with the following assumptions:

	November 14, 2018	December 31, 2017
Risk-free rate	2.52% - 3.01%	1.83%
Expected dividend yield	—%	—%
Expected term (in years)	0.5 - 3.0	1.36
Volatility	81% - 87%	73%

Volatility was estimated by using the average historical volatility of a representative peer group of publicly traded cannabis companies. The expected term represents the period of time the warrants issued are expected to be outstanding. The risk-free rate is based on U.S. Treasury bills with a remaining term equal to the expected term of the warrants.

The conversion option, Notes and warrants were then reclassified to equity as the fixed-for-fixed criteria required for equity classification in IAS 32 was satisfied.

A reconciliation of the beginning and ending balances of the Company’s derivative liabilities is as follows:

	Conversion Option	Warrants - Notes	Warrants - FLW	Total
December 31, 2016	—	—	—	—
Issuance	1,245	1,867	—	3,112
Change in fair market value of derivative liabilities	(86)	(129)	—	(215)
December 31, 2017	$1,159	$1,738	$—	$2,897
Issuance	—	—	1,423	1,423
Change in fair market value of derivative liabilities	130,923	24,975	(139)	155,759
Conversion to equity	(132,082)	(26,713)	(1,284)	(160,079)
December 31, 2018	$—	$—	$—	$—

Loan payable

NCCRE, which is owned by the Company’s consolidated subsidiary HSC, entered into a $550 secured loan with a financial institution for the purchase of a building in Rolling Meadows, Illinois in December 2016. The building is leased to NCC. The promissory note payable carries a fixed interest rate of 3.7% and is due in December 2021. Interest expense related to loan payable during the years ended December 31, 2018 and 2017 totaled $22 in both periods.

A reconciliation of the beginning and ending balances of the loan payable is as follows:

Loan payable
December 31, 2016	$550
Principal payments	(19)
December 31, 2017	$531
Principal payments	(20)
December 31, 2018	$511

Seller’s notes

The Company issued Seller’s notes payable in connection with several transactions, bearing interest at rates ranging from 3.5% to 10%. Substantially all of these notes became due upon RTO, with the remainder payable within twelve months. A reconciliation for the year ended December 31, 2018 is presented below. Refer to Note 4, Note 5 and Note 11 for further detail. Interest expense related to seller’s notes during the year ended December 31, 2018 totaled $888. A reconciliation of the beginning and ending balances of the Sellers’ notes is as follows:

Seller’s notes
December 31, 2017	$—
Principal additions	32,942
Principal payments	(17,818)
December 31, 2018	$15,124